Schedule of Expected Credit Losses (Reversal) Provision (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance, beginning			$ 367	$ 532	$ 532	$ 2,914
Expected credit losses (reversal) provision	$ (293)	$ (924)	(6)	$ (83)	(165)	(2,382)
Balance, ending	$ 361		$ 361		$ 367	$ 532